Share-Based Compensation - Summary of Stock-Based Compensation Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Nov. 27, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
stockbased compensation expense [Line Items]
Share-based Payment arrangement, expense			¥ 1,923,646	¥ 657,236	¥ 34,250
General and Administrative Expense [Member]
stockbased compensation expense [Line Items]
Share-based Payment arrangement, expense			1,680,626	602,960	¥ 11,268
TECHWOLF LIMITED [Member] | Common Class B [Member]
stockbased compensation expense [Line Items]
Number of new stock issued during the period	24,780,971	24,745,531
TECHWOLF LIMITED [Member] | General and Administrative Expense [Member]
stockbased compensation expense [Line Items]
Share-based Payment arrangement, expense			¥ 1,506,400	¥ 533,100